CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Discount	$ 291,584	$ 246,470	$ 652,178
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	35,000,000	35,000,000	35,000,000
Preferred stock, shares issued	1,000,000	1,000,000	1,000,000
Preferred stock, shares outstanding	1,000,000	1,000,000	1,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares issued	901,502,280	800,543,896	737,263,858
Common stock, shares outstanding	901,502,280	800,543,896	737,263,858
Accumulated depreciation		$ 17,773